Investment (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 10, 2020	Apr. 01, 2019	Dec. 31, 2021
Investment			$ 600,000
Goldrock [Member]
Agreement Description		the Company would earn its 40% interest by: (i) pay Goldrock $310,000 for funding of the project on the closing date of the agreement (paid); (ii) pay $500,000 for additional funding within 3 months of the closing date of the agreement (paid); and (iii) pay $2,750,000 of additional funding within 6 months of the closing date of the agreement. As the Company has made initial payments of $2,960,000 within the time frames of the Agreement, the Company can receive their initial investment back from Goldrock, without interest, from 20% of any net proceeds received from the Bonanza Project and the Agreement is still in good standing
Project interest	40.00%
Bonanza [Member]
Investment			$ 180,000
Shares issued	4,000
Project interest	40.00%